GENERAL INFORMATION AND BASIS OF PREPARATION (Details) - day	3 Months Ended												12 Months Ended
	Dec. 31, 2018	Sep. 28, 2018	Jun. 29, 2018	Mar. 30, 2018	Dec. 31, 2017	Sep. 29, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jul. 01, 2016	Apr. 01, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Corporate Information And Statement of IFRS Compliance [Abstract]
Number of selling days in period	66	65	65	65	65	65	65	65	65	65	65	66	261	260	261